Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and equipment, net
Property, plant and equipment, gross	¥ 43,174,447		¥ 37,572,738
Accumulated depreciation	(10,916,806)		(8,759,534)
Impairment	(76,616)
Property and equipment, net	32,181,025		28,813,204		$ 4,532,603
Depreciation expenses	2,740,819		2,540,899	¥ 2,102,310
Pending title of certificates buildings, net	3,024,988		4,909,234
Impairment of property and equipment	76,616	$ 10,791	0	¥ 0
Buildings
Property and equipment, net
Property, plant and equipment, gross	21,731,960		14,995,857
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross	8,861,939		7,328,207
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross	1,085,101		923,285
Vehicles
Property and equipment, net
Property, plant and equipment, gross	5,642,905		6,101,948
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross	922,797		850,836
Construction in progress
Property and equipment, net
Property, plant and equipment, gross	¥ 4,929,745		¥ 7,372,605